Share-based compensation - changes in granting conditions (Details)						12 Months Ended
	Oct. 26, 2022 EquityInstruments SFr / shares	Oct. 05, 2022 EquityInstruments SFr / shares	Aug. 02, 2022 EquityInstruments SFr / shares	Jan. 04, 2022 EquityInstruments SFr / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2022 EquityInstruments
Share-based compensation
Number of equity incentive units exercised under the DSPPP	17,438,883
Strike price of equity incentive units | SFr / shares	SFr 0.13
Equity sharing certificates and share option plans
Share-based compensation
Number of equity incentive units repriced		12,372,243	12,434,713	8,294,045
Number of equity incentive units exercised under the DSPPP	17,438,883
Strike price of equity incentive units | SFr / shares		SFr 0.13	SFr 0.19	SFr 1.00
Equity sharing certificate plan
Share-based compensation
Number of equity incentive units					198,750
Number of equity incentive units repriced		198,750	198,750	108,000
Number of equity incentive units exercised under the DSPPP	198,750
Share option plans | Options existing at 31 December 2021
Share-based compensation
Number of equity incentive units					8,615,885
Number of equity incentive units repriced		8,320,836	8,383,306	8,186,045
Number of equity incentive units exercised under the DSPPP	8,154,651
Share option plans | Options granted during 2022 at strike price above CHF 0.13
Share-based compensation
Number of equity incentive units						4,011,325
Number of equity incentive units repriced		3,852,657	3,852,657
Number of equity incentive units exercised under the DSPPP	3,750,258
Share option plans | Options granted during 2022 at strike price CHF 0.13
Share-based compensation
Number of equity incentive units						5,425,753
Number of equity incentive units exercised under the DSPPP	5,335,224